Note Commitments and contingencies (Commitments) - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) D	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount			$ 9,000	$ 9,000
True Up Payment Term | D			45
Loans And Leases Receivable Net Of Deferred Income	[1]		$ 22,346,115	19,404,451
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net		$ 14,400	14,445	0	$ 0
Transfer Of Portfolio Loans And Leases To Held For Sale 1			65,063	2,161,669	$ 448,143
PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Risk Credit Risk Financial Instrument Maximum Exposure			669,337	1,017,088
PR Government Direct Exposure | From PR Government And Public Corporations
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			75,858	336,459
Transfer Of Portfolio Loans And Leases To Held For Sale 1		$ 75,000
PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			501,901	474,567
Concentration Risk Credit Risk Financial Instrument Maximum Exposure			515,499
PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			394,000	370,000
PR Government Indirect Exposure | Housing Bonds backed by GNMA, FNMA or residential CMOs
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			50,000	49,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			28,000	32,000
Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			577,759	811,026
Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			501,901
Outstanding Balance | PR Government Indirect Exposure
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Consumer, Mortgage with PRHA			316,000	289,000
Commitments To Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments			10,000	13,000
Loans | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			502,251	689,045
Loans | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			444,981
Securities Investment | Outstanding Balance | PR Government Direct Exposure
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			75,508	$ 121,981
Securities Investment | Outstanding Balance | PR Government Direct Exposure | From Municipalities
Commitments and Contingencies Disclosure [Line Items]
Concentration Of Risk Credit Facilities			$ 56,920

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)